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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—140.8%
$565	Adjustable Rate Mortgage Trust, 2.761%, 1/25/36, CMO, VRN	Caa3/CCC	$347,852
	Banc of America Alternative Loan Trust, CMO,
762	5.699%, 4/25/37, VRN	Ca/NR	538,918
365	6.25%, 1/25/37	C/NR	24,200
2,000	Banc of America Commercial Mortgage, Inc., 5.414%, 9/10/47, CMO (g)	Aaa/AAA	2,096,628
	Banc of America Funding Corp., CMO,
1,097	2.944%, 12/20/34, VRN	NR/A-	666,707
385	5.648%, 3/20/36, FRN	Caa1/CC	293,797
1,087	7.00%, 10/25/37	NR/CCC	679,612
1,500	Banc of America Large Loan, Inc., 0.699%, 3/15/22, CMO, FRN (a)(b)	NR/BBB-	1,385,888
	Banc of America Mortgage Securities, Inc., CMO, FRN,
830	2.809%, 6/20/31	WR/BB	727,302
34	3.143%, 11/25/34	Ba2/NR	30,371
645	5.080%, 6/25/35	B3/NR	549,745
150	BCAP LLC Trust, 5.053%, 3/26/36, CMO, FRN (a)(b)	NR/NR	131,966
1,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(b)(g)	Aa2/NR	973,891
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
2,000	2.727%, 10/25/35	NR/CCC	1,657,590
455	2.75%, 5/25/34	B1/A-	419,098
	Bear Stearns Alt-A Trust, CMO,
96	2.690%, 5/25/36, VRN	Ca/D	38,476
299	2.849%, 11/25/36, VRN	Caa3/CCC	156,020
666	2.912%, 5/25/36, VRN	Ca/D	300,150
381	3.308%, 9/25/34, VRN	A2/AAA	300,851
1,787	4.333%, 8/25/36, VRN	Ca/D	915,949
307	4.977%, 7/25/35, FRN	Caa3/CCC	190,759
120	5.047%, 1/25/47, VRN	Ca/CCC	62,725
766	5.780%, 8/25/36, VRN	Caa3/CCC	439,073
237	Bear Stearns Asset-Backed Securities Trust, 5.50%, 12/25/35, CMO	Caa2/D	204,017
	Bear Stearns Commercial Mortgage Securities, CMO,
3,000	5.694%, 6/11/50, VRN (g)	NR/A+	3,208,096
1,300	5.810%, 3/13/40, VRN (a)(b)	NR/BBB+	1,134,327
2,000	5.905%, 6/11/40, VRN (g)	Aaa/NR	2,143,714
1,000	5.984%, 5/11/39, VRN (a)(b)	NR/BBB+	888,700
535	6.50%, 2/15/32	NR/D	23,955
1,531	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(b)	C/CCC-	688,879
800	Chase Mortgage Finance Corp., 6.00%, 3/25/37, CMO	Caa3/CCC	639,441
2,500	Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49, CMO, VRN (g)	Aaa/A+	2,706,501
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
639	2.780%, 8/25/35	Caa2/NR	477,745
737	5.148%, 9/25/35	NR/CCC	575,147
751	5.320%, 11/25/36	NR/CCC	500,904
4,012	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (g)	Aaa/A-	4,155,020
214	Citimortgage Alternative Loan Trust, 5.50%, 4/25/22, CMO	B3/NR	184,952
3,000	Commercial Capital Access One, Inc., 7.817%, 11/15/28, CMO, VRN (a)(b)	NR/NR	2,108,797
	Commercial Mortgage Pass Through Certificates, CMO (a)(b),
2,500	5.605%, 6/9/28	Baa1/NR	2,360,500
1,500	6.586%, 7/16/34 (g)	Aa3/AAA	1,647,207
1,500	7.007%, 7/16/34, VRN	Baa2/A+	1,542,542
	Countrywide Alternative Loan Trust, CMO,
1,782	0.415%, 6/25/47, FRN	Caa3/CCC	955,800

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$4,186	0.441%, 7/20/46, FRN	Ca/CCC	$1,608,939
537	0.515%, 2/25/37, FRN	Caa3/CCC	260,748
415	0.525%, 2/25/36, FRN	C/D	101,008
4,665	1.242%, 12/25/35, FRN	Caa3/CC	2,718,439
352	6.00%, 11/25/35	Caa3/CC	191,499
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
416	0.555%, 3/25/35, FRN	Caa3/CCC	211,111
45	2.595%, 2/20/36, FRN	Caa2/CCC	33,759
387	2.776%, 9/20/36, VRN	Ca/CC	209,749
1,271	5.631%, 9/25/47, VRN	NR/CCC	859,117
1,164	6.00%, 5/25/37	Caa2/NR	937,517
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
21,255	1.563%, 12/15/35, IO, VRN (a)(b)	NR/AAA	212,505
3,000	6.574%, 12/15/35 (g)	Aaa/AAA	3,019,360
142	7.00%, 2/25/33	Aaa/AAA	152,891
2,000	7.46%, 1/17/35, VRN (g)	NR/NR	2,129,985
	Credit Suisse Mortgage Capital Certificates, CMO,
1,000	5.467%, 7/18/16, VRN (a)(b)	NR/NR	966,216
5,000	5.467%, 9/15/39 (g)	Aaa/AAA	5,164,370
430	5.896%, 4/25/36	Caa3/CCC	319,782
328	6.50%, 5/25/36	Ca/D	177,017
1,925	CW Capital Cobalt Ltd., 5.223%, 8/15/48, CMO (g)	NR/AA-	2,012,940
3,268	FFCA Secured Lending Corp., 1.098%, 9/18/27, CMO, IO, VRN (a)(b)	Aaa/NR	143,374
352	First Horizon Alternative Mortgage Securities,
	2.285%, 8/25/35, CMO, FRN	C/CC	64,756
307	First Horizon Asset Securities, Inc., 2.75%, 4/25/35, CMO, FRN	Ba1/AAA	276,279
1,843	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (g)	Aaa/AAA	1,872,967
15,813	FREMF Mortgage Trust, 0.10%, 5/25/20, CMO, IO, VRN (d)	NR/NR	95,160
250	G-Force LLC, 5.158%, 12/25/39, CMO (a)(b)	NR/A+	239,660
	GMAC Commercial Mortgage Securities, Inc., CMO (a)(b),
747	5.539%, 4/10/40, VRN	A3/A	759,451
1,912	6.50%, 5/15/35 (g)	NR/B	1,981,203
1,500	7.115%, 5/15/30, VRN	NR/NR	487,199
1,500	8.517%, 9/15/35, VRN	NR/NR	1,494,708
	Greenwich Capital Commercial Funding Corp., CMO,
1,500	5.419%, 1/5/36, VRN (a)(b)	A2/A+	1,496,656
2,000	5.444%, 3/10/39 (g)	Aaa/A	2,083,472
	GS Mortgage Securities Corp. II, CMO,
18,182	1.706%, 8/10/43, IO, VRN (a)(b)	Aaa/NR	1,729,494
5,750	5.56%, 11/10/39 (g)	Aaa/NR	6,102,492
1,000	6.142%, 8/10/43, VRN (a)(b)	Baa3/NR	831,310
	Harborview Mortgage Loan Trust, CMO,
114	0.420%, 1/19/38, FRN	Caa3/CCC	68,721
1,583	0.480%, 1/19/36, FRN	Caa3/CCC	963,403
892	5.534%, 6/19/36, VRN	Ca/D	502,292
1,066	Indymac INDA Mortgage Loan Trust, 5.482%, 6/25/37, CMO, VRN	Caa2/CCC	802,711
	Indymac Index Mortgage Loan Trust, CMO,
261	0.635%, 11/25/34, FRN	Caa2/A+	167,304
403	5.454%, 5/25/36, VRN	Ca/D	194,673
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
61,000	0.573%, 2/16/46, IO, VRN (a)(b)	NR/NR	2,054,084
8,797	1.481%, 3/12/39, IO, VRN (a)(b)	Aaa/NR	127,993

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$4,100	5.714%, 3/18/51, VRN (a)(b)(g)	A1/NR	$3,875,759
1,195	5.794%, 2/12/51, VRN	Aaa/A+	1,294,896
1,400	5.932%, 2/12/49, VRN	Aa2/A+	1,490,973
700	6.135%, 7/12/37 (a)(b)	A2/A-	695,884
1,966	6.162%, 5/12/34 (g)	Aaa/NR	1,976,871
1,150	6.184%, 2/15/51, VRN	Aaa/A-	1,223,154
	JPMorgan Mortgage Trust, CMO,
501	2.785%, 7/25/35, FRN	B1/BB-	443,071
157	5.059%, 10/25/35, VRN	B1/NR	153,109
	LB Commercial Conduit Mortgage Trust, CMO,
520	5.60%, 10/15/35 (a)(b)	Ba1/NR	559,328
950	6.140%, 7/15/44, VRN	Aaa/A	1,034,518
	LB-UBS Commercial Mortgage Trust, CMO,
1,278	5.347%, 11/15/38 (g)	NR/AAA	1,355,863
1,500	5.683%, 7/15/35 (a)(b)	Ba1/BB+	1,405,518
1,571	6.95%, 3/15/34, VRN (a)(b)	Aa2/A	1,577,778
	Lehman Mortgage Trust, CMO,
1,657	6.00%, 5/25/37	NR/D	1,278,711
720	6.486%, 4/25/36, VRN	Caa1/CCC	690,818
1,656	Luminent Mortgage Trust, 0.405%, 12/25/36, CMO, FRN	Caa2/CCC	918,485
1,935	MASTR Asset Securitization Trust, 6.00%, 6/25/36, CMO, FRN	Caa2/CC	1,681,700
1,500	Merrill Lynch Mortgage Investors, Inc., 7.045%, 12/15/30, CMO, VRN (g)	Aaa/AA+	1,583,357
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (g),
1,500	5.485%, 3/12/51, VRN	Aaa/NR	1,546,275
2,300	5.70%, 9/12/49	NR/A+	2,384,424
	MLCC Mortgage Investors, Inc., CMO, FRN,
574	0.445%, 7/25/30	Baa1/AAA	415,782
442	0.565%, 11/25/29	Baa3/AAA	392,269
162	2.215%, 11/25/35	B1/BB-	130,297
576	2.761%, 11/25/35	B3/B+	453,925
	Morgan Stanley Capital I, CMO,
2,000	5.447%, 2/12/44, VRN (g)	Aaa/A	2,154,762
315	5.692%, 4/15/49, VRN	Aa2/A-	328,166
557	5.809%, 12/12/49	NR/A+	601,758
4,000	6.01%, 11/15/30 (a)(b)(g)	NR/NR	3,930,160
1,400	Morgan Stanley Dean Witter Capital I, 6.50%, 11/15/36, CMO (a)(b)	NR/B-	1,362,492
	Morgan Stanley Mortgage Loan Trust, CMO,
763	3.160%, 1/25/35, VRN	NR/CCC	71,544
964	6.00%, 8/25/37	NR/CCC	851,491
1,200	Morgan Stanley Reremic Trust, 7/17/56, CMO, PO (a)(b)	Baa2/NR	960,000
1,386	Nationslink Funding Corp., 7.105%, 8/20/30, CMO, VRN (a)(b)	NR/BBB+	1,460,952
	Ocwen Residential MBS Corp., CMO, VRN (a)(b),
103	6.814%, 6/25/39 (c)	NR/NR	2,967
1,221	7.00%, 10/25/40 (d)	C/NR	141,047
	RBSCF Trust, CMO, VRN (a)(b),
1,000	5.223%, 8/16/48	NR/NR	950,954
1,000	5.331%, 2/16/44	NR/NR	973,173
1,000	5.336%, 5/16/47 (g)	NR/NR	954,319
2,744	6.068%, 2/17/51 (g)	NR/NR	2,868,450
741	Regal Trust IV, 2.838%, 9/29/31, CMO, FRN (a)(b)	NR/NR	662,088
	Residential Accredit Loans, Inc., CMO,
264	0.415%, 6/25/46, FRN	Caa2/CCC	89,975

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$832	3.810%, 1/25/36, VRN	Caa3/D	$406,394
670	6.00%, 8/25/35	NR/CCC	534,637
695	6.50%, 9/25/37	NR/D	422,652
519	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/D	350,682
999	Residential Funding Mortgage Securities I, 6.00%, 6/25/36, CMO	Caa2/CC	803,239
	RMF Commercial Mortgage Pass Through Certificates, CMO (a)(b),
175	7.471%, 1/15/19	NR/NR	174,307
265	9.35%, 1/15/19, VRN	NR/NR	262,011
803	Sequoia Mortgage Trust, 0.431%, 7/20/36, CMO, FRN	B1/B+	627,437
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,211	5.434%, 11/25/36, VRN	NR/CC	868,373
500	5.442%, 9/25/36, FRN	NR/CCC	368,233
1,394	5.503%, 4/25/36, VRN	NR/D	956,599
847	5.580%, 1/25/36, VRN	NR/CCC	587,689
1,718	Structured Asset Mortgage Investments, Inc.,
	0.445%, 8/25/36, CMO, FRN	Caa3/CCC	987,477
380	Structured Asset Securities Corp., 5.00%, 5/25/35, CMO	B2/A	375,003
359	TBW Mortgage-Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	203,012
1,500	TIAA Retail Commercial Trust, 5.77%, 6/19/33, CMO (a)(b)	NR/BBB	1,561,383
	Wachovia Bank Commercial Mortgage Trust, CMO,
39,031	0.544%, 10/15/41, IO, VRN (a)(b)	Aaa/AAA	737,809
2,500	5.188%, 2/15/41, VRN (a)(b)	Baa2/BBB-	2,287,888
1,000	5.509%, 4/15/47	Aa2/BBB+	1,035,663
5,044	5.605%, 2/15/35, VRN (a)(b)(g)	NR/AA-	4,957,826
1,825	6.096%, 2/15/51, VRN (g)	Aaa/BBB	1,933,676
1,073	WaMu Mortgage Pass Through Certificates, 2.665%, 12/25/36, CMO, VRN	NR/CCC	685,382
209	Wells Fargo Alternative Loan Trust, 5.50%, 7/25/22, CMO	NR/CC	190,252
900	Wells Fargo Mortgage-Backed Securities Trust,
	5.684%, 10/25/36, CMO, VRN	Caa1/NR	755,316
	WF-RBS Commercial Mortgage Trust, CMO, IO, VRN (a)(b),
2,297	1.072%, 6/15/44	Aaa/NR	98,259
31,917	1.365%, 2/15/44 (g)	Aaa/NR	1,821,300

	Total Mortgage-Backed Securities (cost—$149,697,108)		155,819,688

CORPORATE BONDS & NOTES—32.5%
Airlines—2.8%
375	Northwest Airlines, Inc., 1.048%, 11/20/15, FRN (MBIA) (g)	Baa2/A-	348,174
	United Air Lines Pass Through Trust (g),
801	6.636%, 1/2/24	Baa2/BB+	778,710
889	9.75%, 1/15/17	Baa2/BBB+	973,829
909	10.40%, 5/1/18	Baa2/BBB+	981,850

			3,082,563

Banking—3.9%
2,200	Discover Bank, 7.00%, 4/15/20 (g)	Ba1/BBB-	2,338,497
2,000	Regions Financial Corp., 7.75%, 11/10/14 (g)	Ba3/BB+	2,015,000

			4,353,497

Energy—0.9%
950	Consol Energy, Inc., 8.00%, 4/1/17 (g)	B1/BB	997,500

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services—12.1%
	Ally Financial, Inc.,
$10	5.90%, 1/15/19	B1/B+	$8,481
20	6.00%, 2/15/19	B1/B+	16,939
106	6.00%, 3/15/19	B1/B+	89,701
30	6.15%, 3/15/16	B1/B+	26,823
20	6.30%, 8/15/19	B1/B+	17,138
16	6.50%, 10/15/16	B1/B+	14,441
23	6.65%, 6/15/18	B1/B+	20,681
25	6.70%, 6/15/18	B1/B+	22,542
19	6.75%, 8/15/16	B1/B+	17,253
12	6.75%, 6/15/17	B1/B+	10,776
18	6.75%, 9/15/18	B1/B+	16,070
35	6.75%, 10/15/18	B1/B+	31,311
2	6.80%, 10/15/18	B1/B+	1,797
12	6.85%, 4/15/16	B1/B+	11,016
174	6.90%, 8/15/18	B1/B+	152,472
30	7.00%, 6/15/17	B1/B+	27,306
3	7.00%, 2/15/18	B1/B+	2,717
100	7.00%, 3/15/18	B1/B+	90,493
5	7.00%, 5/15/18	B1/B+	4,592
55	7.00%, 8/15/18	B1/B+	48,530
14	7.05%, 3/15/18	B1/B+	12,703
32	7.05%, 4/15/18	B1/B+	29,496
6	7.15%, 9/15/18	B1/B+	5,479
60	7.20%, 10/15/17	B1/B+	54,928
5	7.25%, 9/15/17	B1/B+	4,580
38	7.25%, 4/15/18	B1/B+	35,366
60	7.25%, 8/15/18	B1/B+	54,757
30	7.25%, 9/15/18	B1/B+	27,550
195	7.30%, 12/15/17 (g)	B1/B+	179,100
102	7.30%, 1/15/18	B1/B+	93,600
76	7.35%, 4/15/18	B1/B+	71,172
20	7.375%, 11/15/16	B1/B+	19,327
36	7.40%, 12/15/17	B1/B+	33,235
14	7.50%, 8/15/17	B1/B+	12,679
12	7.50%, 11/15/17	B1/B+	11,144
8	7.75%, 10/15/17	B1/B+	7,528
19	8.00%, 10/15/17	B1/B+	18,099
18	8.00%, 11/15/17	B1/B+	17,146
5	8.20%, 3/15/17	B1/B+	4,820
322	9.00%, 7/15/20 (g)	B1/B+	316,543
1,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(b)(g)	Baa3/BBB	1,043,114
	CIT Group, Inc. (g),
800	5.25%, 4/1/14 (a)(b)	B2/B+	778,000
153	7.00%, 5/1/14	B2/B+	156,681
275	7.00%, 5/1/15	B2/B+	273,390
459	7.00%, 5/1/16	B2/B+	445,333
642	7.00%, 5/1/17	B2/B+	623,468
1,000	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (g)	Baa3/BB+	982,500
	Ford Motor Credit Co. LLC (g),
1,000	6.625%, 8/15/17	Ba2/BB-	1,043,324

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$500	8.00%, 12/15/16	Ba2/BB-	$547,204
1,600	International Lease Finance Corp., 7.125%, 9/1/18 (a)(b)(g)	Ba3/BBB-	1,614,000
1,200	Morgan Stanley, 0.729%, 10/15/15, FRN (g)	A2/A	1,014,364
	SLM Corp. (g),
1,000	8.00%, 3/25/20	Ba1/BBB-	989,697
1,100	8.45%, 6/15/18	Ba1/BBB-	1,146,750
1,000	Stone Street Trust, 5.902%, 12/15/15 (a)(b)(g)	Baa1/A-	1,036,918

			13,335,074

Hotels/Gaming—1.0%
1,100	MGM Resorts International, 9.00%, 3/15/20 (g)	Ba3/B	1,148,125

Insurance—4.4%
	American International Group, Inc. (g),
2,000	4.25%, 5/15/13	Baa1/A-	1,997,364
500	5.45%, 5/18/17	Baa1/A-	480,267
1,350	6.25%, 5/1/36	Baa1/A-	1,303,645
1,100	6.40%, 12/15/20	Baa1/A-	1,124,079

			4,905,355

Oil & Gas—0.3%
285	Global Geophysical Services, Inc., 10.50%, 5/1/17 (g)	B3/B	277,875

Paper/Paper Products—0.9%
1,000	Weyerhaeuser Co., 7.375%, 3/15/32 (g)	Ba1/BBB-	1,001,823

Real Estate Investment Trust—3.0%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (g)	Baa3/BBB-	1,039,617
2,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (g)	Ba1/BBB-	2,266,818

			3,306,435

Retail—2.6%
	CVS Pass Through Trust (g),
1,702	5.88%, 1/10/28	Baa2/BBB+	1,781,038
969	7.507%, 1/10/32 (a)(b)	Baa2/BBB+	1,145,321

			2,926,359

Utilities—0.6%
250	Dynegy Holdings, Inc., 7.125%, 5/15/18 (g)	Ca/CC	147,500
500	Energy Future Holdings Corp., 10.00%, 1/15/20 (g)	Caa3/B-	487,500

			635,000

	Total Corporate Bonds & Notes (cost—$33,609,361)		35,969,606

ASSET-BACKED SECURITIES—7.5%
527	Advanta Business Card Master Trust, 0.481%, 6/20/14, FRN	Caa2/CCC-	450,760
143	Ameriquest Mortgage Securities, Inc., 5.860%, 2/25/33, FRN	C/D	9,049
158	Asset-Backed Securities Corp. Home Equity, 2.981%, 6/21/29, FRN	C/NR	34,779
591	Bayview Financial Acquisition Trust, 0.517%, 12/28/36, FRN (g)	B3/BB	414,734
	Bear Stearns Asset-Backed Securities Trust,
101	0.615%, 6/25/36, FRN	NR/BB	75,784
997	3.239%, 7/25/36, VRN	NR/CCC	644,583

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$1,331	Bombardier Capital Mortgage Securitization Corp., 7.83%, 6/15/30, VRN	Ca/NR	$888,093
1,019	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)	NR/NR	1,046,368
612	EMC Mortgage Loan Trust, 0.885%, 2/25/41, FRN (a)(b)	NR/NR	504,073
331	GE Mortgage Services LLC, 6.705%, 4/25/29, VRN	NR/NR	300,867
226	GSAA Trust, 0.505%, 6/25/35, FRN	Baa2/AA	164,934
55	Keystone Owner Trust, 9.00%, 1/25/29 (a)(b)	C/NR	52,378
785	Lehman XS Trust, 5.42%, 11/25/35	A1/AAA	776,865
2,455	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.475%, 5/25/37, FRN	Ca/CCC	918,327
630	Merrill Lynch Mortgage Investors, Inc., 0.735%, 6/25/36, FRN	Caa1/B	382,866
859	Oakwood Mortgage Investors, Inc., 6.89%, 11/15/32, VRN	C/D	261,718
91	Residential Asset Mortgage Products, Inc., 0.605%, 9/25/32, FRN	B2/CCC	53,208
76	Southern Pacific Secured Asset Corp., 0.575%, 7/25/29, FRN	B3/B	51,365
68	Structured Asset Investment Loan Trust, 4.735%, 10/25/33, FRN	C/CC	7,316
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	1,122,657
1,856	UPS Capital Business Credit, 3.551%, 4/15/26, FRN	C/NR	96,437

	Total Asset-Backed Securities (cost—$9,525,408)		8,257,161

U.S. GOVERNMENT AGENCY SECURITIES—2.2%
	Freddie Mac, CMO, IO, VRN,
3,172	0.842%, 1/25/21	Aaa/AAA	138,058
10,500	3.615%, 6/25/46	Aaa/AAA	2,310,000

	Total U.S. Government Agency Securities (cost—$2,500,523)		2,448,058

MUNICIPAL BONDS—1.8%
Arkansas—0.6%
815	Little Rock Municipal Property Owners Multipurpose Improvement
	Dist. No. 10, Special Tax, Capital Improvement Projects,
	7.20%, 3/1/32, Ser. B	NR/NR	660,802

Iowa—0.2%
185	Dickinson Cnty. Rev., Spirit Lake, 7.75%, 12/1/12, Ser. B	NR/NR	192,339

Virginia—0.4%
465	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	460,745

West Virginia—0.6%
940	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	B2/BB+	684,480

	Total Municipal Bonds (cost—$2,340,209)		1,998,366

CONVERTIBLE BONDS—1.1%
Real Estate Investment Trust—1.1%
1,200	SL Green Operating Partnership L.P.,
	3.00%, 10/15/17 (a)(b) (cost—$1,192,140)	NR/NR	1,168,500

Shares
COMMON STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
1,294	SemGroup Corp., Class A (f) (cost—$33,637)		25,823

Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
1,362	SemGroup Corp., expires 11/30/14 (f) (cost—$6,128)		5,584

PCM Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—5.2%
Corporate Notes (g) —2.7%
Financial Services—2.7%
$100	Ally Financial, Inc., 7.125%, 8/15/12	B1/B+	$99,243
2,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Ba2/BB-	2,002,526
900	Springleaf Finance Corp., 0.597%, 12/15/11, FRN	B3/B	888,260

	Total Corporate Notes (cost—$2,978,743)		2,990,029

U.S. Treasury Obligations (e)(h)—1.3%
	U.S. Treasury Bills,
1,360	0.003%-0.035%, 12/1/11-3/29/12 (cost—$1,359,903)		1,359,773

Repurchase Agreements—1.2%
600	Morgan Stanley & Co., Inc., dated 9/30/11, 0.09%, due 10/3/11, proceeds $600,005; collateralized by U.S. Treasury Notes, 0.375%, due 7/31/13, valued at $612,640 including accrued interest		600,000
750	State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $750,001; collateralized by U.S. Treasury Notes, 4.25%, due 8/15/15, valued at $765,737 including accrued interest		750,000

	Total Repurchase Agreements (cost—$1,350,000)		1,350,000

	Total Short-Term Investments (cost—$5,688,646)		5,699,802

	Total Investments (cost—$204,593,160) (i)—191.1%		211,392,588
	Liabilities in excess of other assets—(91.1%)		(100,748,512)

	Net Assets—100%		$110,644,076

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $68,056,874, representing 61.5% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $236,207, representing 0.2% of net assets.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(f)	Non-income producing.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(h)	Rates reflect the effective yields at purchase date.

(i)	At September 30, 2011, the cost basis of investments for federal income tax purposes was $204,593,164. Gross unrealized appreciation was $16,868,100; gross unrealized depreciation was $10,068,676; and net unrealized appreciation was $6,799,424. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

CMO	—	Collateralized Mortgage Obligation
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2011.
IO	—	Interest Only
MBIA	—	insured by Municipal Bond Investors Assurance
MBS	—	Mortgage-Backed Securities
NR	—	Not Rated
PO	—	Principal Only
VRN	—	Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2011.
WR	—	Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at September 30, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Bank of America:
MetLife	$3,500	3.20%	9/20/15	1.00%	$(277,099)	$(235,194)	$(41,905)
Citigroup:
SLM	1,700	4.81%	12/20/13	5.00%	9,769	146,950	(137,181)
SLM	500	4.81%	12/20/13	5.00%	2,873	(78,750)	81,623
Deutsche Bank:
SLM	500	4.81%	12/20/13	5.00%	2,873	(61,250)	64,123
SLM	3,000	6.40%	3/20/19	5.35%	(153,132)	—	(153,132)

					$(414,716)	$(228,244)	$(186,472)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund received $60,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(B) Open reverse repurchase agreements at September 30, 2011:

	000000	000000	000000	000000	000000
Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.57%	8/29/11	11/29/11	$981,544	$981,000
	0.82%	8/22/11	10/19/11	1,896,813	1,895,000
Barclays Bank	0.653%	8/24/11	11/29/11	1,272,923	1,272,000
	0.66%	8/26/11	11/29/11	921,642	921,000
	0.753%	8/24/11	2/24/12	6,418,366	6,413,000
	0.753%	8/26/11	2/24/12	1,022,812	1,022,000
	0.82%	9/1/11	10/4/11	611,445	611,000
	0.88%	9/7/11	10/5/11	1,404,892	1,404,000
	0.903%	8/24/11	11/29/11	729,731	729,000
	0.955%	9/23/11	12/21/11	5,452,446	5,451,000
	1.053%	8/24/11	2/14/12	3,304,862	3,301,000
	1.053%	8/24/11	2/17/12	914,068	913,000
	1.053%	8/24/11	2/24/12	2,526,953	2,524,000
	1.053%	8/26/11	12/15/11	792,880	792,000
	1.053%	8/26/11	2/24/12	3,265,626	3,262,000

	000000	000000	000000	000000	000000
Credit Suisse First Boston	0.65%	8/24/11	11/23/11	1,117,807	1,117,000
	0.85%	8/24/11	11/16/11	3,054,882	3,052,000
	0.85%	8/24/11	11/23/11	1,648,556	1,647,000
Deutsche Bank	0.40%	9/19/11	10/19/11	253,039	253,000
	0.70%	8/24/11	11/15/11	973,757	973,000
Greenwich Capital Markets	0.60%	8/24/11	11/8/11	2,043,361	2,042,000
	0.729%	9/19/11	10/21/11	7,471,117	7,469,000
	0.82%	9/6/11	10/7/11	2,405,478	2,404,000
	0.826%	9/12/11	10/14/11	3,583,726	3,582,000
	0.829%	9/19/11	10/21/11	5,253,693	5,252,000
	0.83%	9/26/11	10/27/11	10,634,716	10,633,000
	0.831%	9/19/11	10/19/11	849,274	849,000
	0.92%	9/2/11	10/13/11	1,880,489	1,879,000
	0.926%	9/12/11	10/14/11	4,603,485	4,601,000
	0.929%	9/19/11	10/21/11	1,805,652	1,805,000
	0.936%	9/28/11	10/31/11	1,443,188	1,443,000
	0.976%	9/7/11	10/7/11	4,161,932	4,159,000
	1.03%	9/26/11	10/27/11	1,798,360	1,798,000
	1.231%	9/19/11	10/19/11	296,142	296,000
JPMorgan Chase	0.78%	8/24/11	10/25/11	1,853,605	1,852,000
	0.78%	8/26/11	2/24/12	492,405	492,000
Morgan Stanley	0.90%	9/6/11	10/7/11	1,907,287	1,906,000
	0.95%	8/26/11	10/7/11	5,391,401	5,386,000
	1.30%	9/12/11	2/14/12	1,360,031	1,359,000
Royal Bank of Canada	0.764%	8/25/11	11/29/11	916,758	916,000
UBS	0.80%	8/24/11	2/21/12	922,820	922,000

					$99,578,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended September 30, 2011 was $101,524,102 at a weighted average interest rate of 0.73%. The total market value of underlying collateral (refer to the Schedule of Investments for position segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at September 30, 2011 was $109,918,130.

At September 30, 2011, the Fund held $250,000 in principal value of U.S. Government Agency Securities as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
Investments in Securities - Assets
Mortgage-Backed Securities	—	$154,383,821	$1,435,867	$155,819,688
Corporate Bonds & Notes:
Airlines	—	—	3,082,563	3,082,563
All Other	—	32,887,043	—	32,887,043
Asset-Backed Securities	—	8,257,161	—	8,257,161
U.S. Government Agency Securities	—	138,058	2,310,000	2,448,058
Municipal Bonds	—	1,998,366	—	1,998,366
Convertible Bonds	—	1,168,500	—	1,168,500
Common Stock	$25,823	—	—	25,823
Warrants	—	5,584	—	5,584
Short-Term Investments	—	5,699,802	—	5,699,802

Total Investments in Securities—Assets	$25,823	$204,538,335	$6,828,430	$211,392,588

Other Financial Instruments*—Assets
Credit Contracts	—	$145,746	—	$145,746

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(332,218)	—	$(332,218)

Total Investments	$25,823	$204,351,863	$6,828,430	$211,206,116

*	Other financial instruments not reflected in the Schedule of Investments, such as swap agreements, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended September 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended September 30, 2011, was as follows:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 9/30/11
Investments in Securities - Assets
Mortgage-Backed Securities	$1,264,860	$1,214,402	$(643,394)	$39,119	$377,358	$156,697	—	$(973,175)	$1,435,867
Corporate Bonds & Notes:
Airlines	8,242,029	—	(4,957,776)	73,488	299,691	(574,869)	—	—	3,082,563
U.S. Government Agency Securities	—	2,408,900	(45,389)	—	—	(53,511)	—	—	2,310,000
Warrants	10,555	—	—	—	—	(4,971)	—	(5,584)	—
Short-Term Investments:
Asset-Backed Securities	55,663	—	(131,192)	15,445	—	60,084	—	—	—
U .S. Government Agency Securities	8,450	—	(8,439)	(5)	(20)	14	—	—	—

Total Investments	$9,581,557	$3,623,302	$(5,786,190)	$128,047	$677,029	$(416,556)	—	$(978,759)	$6,828,430

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation (depreciation) of Level 3 investments which the Fund held at September 30, 2011 was $(249,143).

Item 2. Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 21, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 21, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2011